SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenues	$ 105,014	$ 180,404	$ 84,165
Net loss	$ (1,908,512)	$ (8,149,885)	$ (4,157,480)
Net loss per share, basic and diluted	$ (0.08)	$ (0.34)	$ (0.46)
Pro Forma [Member]
Net revenues		$ 363,434
Net loss		$ (8,099,441)
Net loss per share, basic and diluted		$ (0.34)